UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07885

Name of Fund: Master Mid Cap Index Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, Master Mid Cap Index Series of Quantitative Master Series LLC, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2009

Date of reporting period: 06/30/2009

Item 1 –	Report to Stockholders

Master Mid Cap Index Series of Quantitative Master Series LLC
Semi-Annual Report, June 30, 2009 (Unaudited)

PORTFOLIO MANAGEMENT COMMENTARY

How did the Series perform?

•

For the six months ended June 30, 2009, Master Mid Cap Index Series of Quantitative Master Series LLC (the “Series”) generated a return of 8.36%, underperforming the benchmark Standard & Poor’s (“S&P”) MidCap 400 Index, which returned 8.47%. The S&P MidCap 400 is a market-weighted index composed of 400 common stocks issued by mid-capitalization companies in a wide range of businesses.

•	Returns for the portfolio’s respective share classes differ from the benchmark based on individual share-class expenses.

What factors influenced performance?

•

The first six months of 2009 were marked by a notable shift in investor sentiment. Early in the year, investors wondered if the United States was in the midst of a depression, if the financial system as a whole was about to collapse and if the entire US banking system would have to be nationalized. By June 30, most observers were wondering what the economic recovery will look like, how fast and widespread it might be and where attractive opportunities could lie.

•

To recap, the six months saw stocks sink deeply in January and February as economic data continued to worsen and investors grew uncertain as to policymakers’ next steps in combating the credit crisis. Sentiment improved noticeably in March on the back of new program announcements by the US Treasury Department and the Federal Reserve (the “Fed”), as well as better-than-expected economic data, particularly in retail sales, consumer confidence and select areas of the housing market. Coincident with signs of improving economic conditions, we also saw a significant rise in oil prices. Prices nearly doubled over the course of May and into early June, as oil approached the $70-per-barrel mark.

•

After a dismal first quarter, stocks came back strongly in the second three months, posting positive quarterly results for the first time in well over a year. From their low point on March 6, most markets around the world were up roughly 40% or more by the close of the period. In the United States, the Dow Jones Industrial Average ended the quarter at 8,447, representing a gain of 11.95%. On a year-to-date basis, however, the Dow was still down 2.01%. The S&P 500 Index managed to record a 15.93% gain for the second quarter, which pushed it into positive territory for the year, up 3.16%. The Nasdaq Composite performed even better, climbing 20.33% to end the quarter at 1,835, representing a 16.98% return year-to-date through June 30.

•

For its part, the Fed maintained the target range for the federal funds rate at 0% to 0.25% throughout the period, and reiterated its expectation that the key short-term rate will remain at exceptionally low levels for an extended period. The Fed’s statement following its most recent policy meeting in late June contained few changes, but did include a slightly more optimistic economic outlook, less angst about deflation risk and no change in current balance sheet policies. However, the central bank commented that it “is monitoring the size and composition of its balance sheet and will make adjustments to its credit and liquidity programs as warranted.”

•

In this environment, eight of the 10 sectors within the S&P MidCap 400 Index recorded positive returns for the six months. Leading the charge were energy, 25.61%, information technology, 23.18% and consumer discretionary, 21.87%. Financials, 12.82%

and telecommunication services, 3.16% were the only sectors that finished in negative territory for the period.

Describe recent portfolio activity.

•

Throughout the six-month period, as changes were made to the composition of the S&P MidCap 400 Index, the portfolio purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark.

Describe portfolio positioning at period end.

•	In keeping with its investment objective, the portfolio remains positioned to match the risk characteristics of its benchmark, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Master Mid Cap Index Series

Portfolio Information as of June 30, 2009

Sector Allocation	Percent of Long- Term Investments

Financials	20%
Industrials	15
Information Technology	14
Consumer Discretionary	13
Health Care	13
Materials	7
Utilities	7
Energy	6
Consumer Staples	4
Telecommunication Services	1

For Series compliance purposes, the Series’ industry and sector classifications refer to any one or more of the industry and sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry and sector sub-classifications for reporting ease.

Derivative Instruments

The Series may invest in various derivative instruments, including financial futures contracts and other instruments specified in the Notes to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction and illiquidity of the derivative instrument. The Series’ ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment or may cause the Series to hold a security that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

Master Mid Cap Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Aerospace & Defense - 0.6%	Alliant Techsystems, Inc. (a)	5,699	$469,370
	BE Aerospace, Inc. (a)	17,658	253,569

			722,939

Airlines - 0.3%	AirTran Holdings, Inc. (a)	21,150	130,918
	Alaska Air Group, Inc. (a)	6,424	117,302
	JetBlue Airways Corp. (a)	35,762	152,704

			400,924

Auto Components - 0.8%	BorgWarner, Inc.	20,310	693,587
	Gentex Corp.	24,127	279,873

			973,460

Automobiles - 0.1%	Thor Industries, Inc.	5,962	109,522

Beverages - 0.5%	Hansen Natural Corp. (a)	12,700	391,414
	PepsiAmericas, Inc.	9,507	254,883

			646,297

Biotechnology - 1.3%	OSI Pharmaceuticals, Inc. (a)	10,100	285,123
	United Therapeutics Corp. (a)	4,100	341,653
	Vertex Pharmaceuticals, Inc. (a)	30,154	1,074,689

			1,701,465

Building Products - 0.2%	Lennox International, Inc.	8,300	266,513

Capital Markets - 2.1%	Affiliated Managers Group, Inc. (a)	7,223	420,306
	Apollo Investment Corp.	24,992	149,952
	Eaton Vance Corp.	20,385	545,299
	Jefferies Group, Inc. New Shares	21,772	464,397
	Raymond James Financial, Inc. (b)	17,254	296,941
	SEI Investments Co.	23,352	421,270
	Waddell & Reed Financial, Inc. Class A	15,051	396,895

			2,695,060

Chemicals - 3.6%	Airgas, Inc.	14,286	579,012
	Albemarle Corp.	15,562	397,920
	Ashland, Inc.	11,700	328,185
	Cabot Corp.	11,511	144,808
	Cytec Industries, Inc.	8,289	154,341
	FMC Corp.	12,724	601,845
	Lubrizol Corp.	11,749	555,845
	Minerals Technologies, Inc.	3,287	118,398
	Olin Corp.	13,648	162,275
	RPM International, Inc.	22,524	316,237
	The Scotts Miracle-Gro Co.	7,666	268,693
	Sensient Technologies Corp.	8,524	192,387
	Terra Industries, Inc.	17,190	416,342
	Valspar Corp.	17,536	395,086

			4,631,374

Commercial Banks - 3.2%	Associated Banc-Corp.	22,426	280,325
	BancorpSouth, Inc.	12,700	260,731
	Bank of Hawaii Corp.	8,331	298,500

See Notes to Financial Statements.	4

Master Mid Cap Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Cathay General Bancorp (b)	8,700	$82,737
	City National Corp.	7,487	275,746
	Commerce Bancshares, Inc.	11,615	369,705
	Cullen/Frost Bankers, Inc. (c)	10,362	477,895
	FirstMerit Corp.	14,327	243,272
	Fulton Financial Corp.	31,000	161,510
	International Bancshares Corp.	8,400	86,604
	PacWest Bancorp	4,370	57,509
	SVB Financial Group (a)	5,750	156,515
	Synovus Financial Corp.	49,370	147,616
	TCF Financial Corp. (b)	19,765	264,258
	Trustmark Corp.	8,600	166,152
	Valley National Bancorp (b)	24,815	290,336
	Webster Financial Corp.	9,364	75,380
	Westamerica Bancorp (b)	5,164	256,186
	Wilmington Trust Corp.	12,183	166,420

			4,117,397

Commercial Services & Supplies - 1.6%	The Brink’s Co.	7,061	204,981
	Clean Harbors, Inc. (a)	3,500	188,965
	Copart, Inc. (a)	11,088	384,421
	Corrections Corp. of America (a)	20,150	342,348
	Deluxe Corp.	8,514	109,064
	HNI Corp.	7,518	135,775
	Herman Miller, Inc.	8,942	137,170
	Mine Safety Appliances Co.	4,900	118,090
	Rollins, Inc.	6,559	113,536
	Waste Connections, Inc. (a)	14,000	362,740

			2,097,090

Communications Equipment - 1.9%	3Com Corp. (a)	67,881	319,720
	ADC Telecommunications, Inc. (a)	17,008	135,384
	Adtran, Inc.	9,657	207,336
	Avocent Corp. (a)	7,783	108,651
	CommScope, Inc. (a)	14,265	374,599
	F5 Networks, Inc. (a)	13,750	475,613
	Palm, Inc. (a)(b)	24,100	399,337
	Plantronics, Inc.	8,618	162,966
	Polycom, Inc. (a)	14,682	297,604

			2,481,210

Computers & Peripherals - 0.5%	Diebold, Inc.	11,224	295,865
	Imation Corp.	4,999	38,042
	NCR Corp. (a)	27,740	328,164

			662,071

Construction & Engineering - 1.9%	Aecom Technology Corp. (a)	15,700	502,400
	Dycom Industries, Inc. (a)	6,902	76,405
	Granite Construction, Inc.	5,881	195,720

See Notes to Financial Statements.	5

Master Mid Cap Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	KBR, Inc.	28,010	$516,504
	The Shaw Group, Inc. (a)	14,620	400,734
	URS Corp. (a)	14,500	718,040

			2,409,803

Construction Materials - 0.5%	Martin Marietta Materials, Inc.	7,803	615,501

Consumer Finance - 0.3%	AmeriCredit Corp. (a)	23,206	314,441

Containers & Packaging - 1.2%	AptarGroup, Inc.	11,460	387,004
	Greif, Inc.	6,000	265,320
	Packaging Corp. of America	17,488	283,306
	Sonoco Products Co.	16,920	405,234
	Temple-Inland, Inc.	18,640	244,557

			1,585,421

Distributors - 0.3%	LKQ Corp. (a)	24,000	394,800

Diversified Consumer Services - 2.0%	Brink’s Home Security Holdings, Inc. (a)	7,161	202,728
	Career Education Corp. (a)	12,948	322,276
	Corinthian Colleges, Inc. (a)	15,238	257,979
	ITT Educational Services, Inc. (a)	5,424	545,980
	Matthews International Corp. Class A	5,320	165,558
	Regis Corp.	7,662	133,395
	Service Corp. International	42,500	232,900
	Sotheby’s Holdings, Inc. Class A	11,775	166,145
	Strayer Education, Inc.	2,450	534,370

			2,561,331

Diversified Telecommunication Services - 0.1%	Cincinnati Bell, Inc. (a)	37,839	107,463

Electric Utilities - 1.9%	Cleco Corp.	10,600	237,652
	DPL, Inc.	20,299	470,328
	Great Plains Energy, Inc.	23,651	367,773
	Hawaiian Electric Industries, Inc.	16,076	306,409
	IDACORP, Inc.	8,318	217,433
	NV Energy, Inc.	41,018	442,584
	Westar Energy, Inc.	19,023	357,062

			2,399,241

Electrical Equipment - 1.7%	Ametek, Inc.	18,777	649,309
	Hubbell, Inc. Class B	9,480	303,929
	Roper Industries, Inc.	15,800	715,898
	Thomas & Betts Corp. (a)	9,027	260,519
	Woodward Governor Co.	9,300	184,140

			2,113,795

Electronic Equipment, Instruments & Components - 2.3%	Arrow Electronics, Inc. (a)	20,413	433,572
	Avnet, Inc. (a)	26,313	553,362
	Ingram Micro, Inc. Class A (a)	28,300	495,250
	Itron, Inc. (a)	7,000	385,490
	National Instruments Corp.	9,386	211,748
	Tech Data Corp. (a)	8,770	286,867

See Notes to Financial Statements.	6

Master Mid Cap Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Trimble Navigation Ltd. (a)	20,500	$402,415
	Vishay Intertechnology, Inc. (a)	32,810	222,780

			2,991,484

Energy Equipment & Services - 2.6%	Exterran Holdings, Inc. (a)	10,927	175,269
	Helix Energy Solutions Group, Inc. (a)	17,200	186,964
	Helmerich & Payne, Inc.	18,422	568,687
	Oceaneering International, Inc. (a)	9,600	433,920
	Patterson-UTI Energy, Inc.	26,787	344,481
	Pride International, Inc. (a)	30,267	758,491
	Superior Energy Services, Inc. (a)	13,660	235,908
	Tidewater, Inc.	9,001	385,873
	Unit Corp. (a)	8,300	228,831

			3,318,424

Food & Staples Retailing - 0.4%	BJ’s Wholesale Club, Inc. (a)	9,745	314,081
	Ruddick Corp.	6,840	160,261

			474,342

Food Products - 1.4%	Corn Products International, Inc.	13,090	350,681
	Flowers Foods, Inc.	13,800	301,392
	Lancaster Colony Corp.	3,461	152,526
	Ralcorp Holdings, Inc. (a)	9,900	603,108
	Smithfield Foods, Inc. (a)	20,780	290,297
	Tootsie Roll Industries, Inc.	4,254	96,523

			1,794,527

Gas Utilities - 2.1%	AGL Resources, Inc.	13,118	417,152
	Energen Corp.	12,500	498,750
	National Fuel Gas Co.	13,908	501,801
	Oneok, Inc.	18,372	541,790
	UGI Corp.	18,900	481,761
	WGL Holdings, Inc.	8,748	280,111

			2,721,365

Health Care Equipment & Supplies - 3.9%	Beckman Coulter, Inc. (c)	11,033	630,426
	Edwards Lifesciences Corp. (a)	9,795	666,354
	Gen-Probe, Inc. (a)	9,075	390,044
	Hill-Rom Holdings, Inc.	10,450	169,499
	Hologic, Inc. (a)	44,818	637,760
	Idexx Laboratories, Inc. (a)(b)	10,300	475,860
	Immucor, Inc. (a)	12,300	169,248
	Kinetic Concepts, Inc. (a)	9,700	264,325
	Masimo Corp. (a)	8,500	204,935
	ResMed, Inc. (a)	13,200	537,636
	Steris Corp.	10,194	265,860
	Teleflex, Inc.	6,952	311,658
	Thoratec Corp. (a)	9,900	265,122

			4,988,727

Health Care Providers & Services - 3.3%	Community Health Systems, Inc. (a)	16,206	409,201

See Notes to Financial Statements.	7

Master Mid Cap Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Health Management Associates, Inc. Class A (a)	43,230	$213,556
	Health Net, Inc. (a)	18,213	283,212
	Henry Schein, Inc. (a)	15,778	756,555
	Kindred Healthcare, Inc. (a)	5,330	65,932
	LifePoint Hospitals, Inc. (a)	9,533	250,241
	Lincare Holdings, Inc. (a)	12,063	283,722
	Omnicare, Inc.	18,250	470,120
	Owens & Minor, Inc.	7,300	319,886
	Psychiatric Solutions, Inc. (a)	9,800	222,852
	Universal Health Services, Inc. Class B	8,577	418,986
	VCA Antech, Inc. (a)	14,450	385,815
	WellCare Health Plans, Inc. (a)	7,430	137,381

			4,217,459

Health Care Technology - 0.6%	Cerner Corp. (a)	11,790	734,399

Hotels, Restaurants & Leisure - 1.9%	Bob Evans Farms, Inc.	5,355	153,903
	Boyd Gaming Corp. (a)	9,920	84,320
	Brinker International, Inc.	17,825	303,560
	The Cheesecake Factory, Inc. (a)	10,532	182,204
	Chipotle Mexican Grill, Inc. Class A (a)(b)	5,560	444,800
	International Speedway Corp. Class A	4,564	116,884
	Life Time Fitness, Inc. (a)	6,190	123,862
	Panera Bread Co. Class A (a)	5,500	274,230
	Scientific Games Corp. Class A (a)	10,900	171,893
	WMS Industries, Inc. (a)	8,500	267,835
	Wendy’s	73,175	292,700

			2,416,191

Household Durables - 1.5%	American Greetings Corp. Class A	7,082	82,718
	Blyth, Inc.	1,081	35,446
	MDC Holdings, Inc.	6,500	195,715
	Mohawk Industries, Inc. (a)	9,830	350,734
	NVR, Inc. (a)	1,012	508,419
	Ryland Group, Inc.	7,517	125,985
	Toll Brothers, Inc. (a)	23,077	391,617
	Tupperware Corp.	10,945	284,789

			1,975,423

Household Products - 1.0%	Church & Dwight Co., Inc. (c)	12,243	664,917
	Energizer Holdings, Inc. (a)(c)	12,070	630,537

			1,295,454

IT Services - 3.4%	Acxiom Corp.	11,999	105,951
	Alliance Data Systems Corp. (a)(b)	10,181	419,355
	Broadridge Financial Solutions LLC	24,530	406,707
	DST Systems, Inc. (a)	7,157	264,451
	Gartner, Inc. Class A (a)	9,927	151,486
	Global Payments, Inc.	14,070	527,062
	Hewitt Associates, Inc. Class A (a)	14,600	434,788
	Lender Processing Services, Inc.	14,700	408,219

See Notes to Financial Statements.	8

Master Mid Cap Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Mantech International Corp. Class A (a)	3,700	$159,248
	Metavante Technologies, Inc. (a)	15,430	399,020
	NeuStar, Inc. Class A (a)	12,690	281,210
	SAIC, Inc. (a)	35,600	660,380
	SRA International, Inc. Class A (a)	7,000	122,920

			4,340,797

Industrial Conglomerates - 0.2%	Carlisle Cos., Inc.	10,742	258,238

Insurance - 4.5%	American Financial Group, Inc.	13,174	284,295
	Arthur J. Gallagher & Co.	17,561	374,752
	Brown & Brown, Inc. (c)	20,310	404,778
	Everest Re Group Ltd.	10,730	767,946
	Fidelity National Title Group, Inc. Class A	40,968	554,297
	First American Corp.	16,329	423,084
	HCC Insurance Holdings, Inc.	19,599	470,572
	The Hanover Insurance Group, Inc.	8,930	340,322
	Horace Mann Educators Corp.	6,900	68,793
	Mercury General Corp.	5,850	195,566
	Old Republic International Corp.	42,101	414,695
	Protective Life Corp.	14,970	171,257
	Reinsurance Group of America, Inc.	12,400	432,884
	Stancorp Financial Group, Inc.	8,562	245,558
	Unitrin, Inc.	8,164	98,131
	W.R. Berkley Corp.	24,066	516,697

			5,763,627

Internet & Catalog Retail - 0.9%	NetFlix, Inc. (a)(b)	7,140	295,168
	Priceline.com, Inc. (a)	7,300	814,315

			1,109,483

Internet Software & Services - 0.7%	Digital River, Inc. (a)	6,700	243,344
	Equinix, Inc. (a)	6,600	480,084
	ValueClick, Inc. (a)	15,270	160,640

			884,068

Leisure Equipment & Products - 0.0%	Callaway Golf Co.	11,510	58,356

Life Sciences Tools & Services - 2.2%	Affymetrix, Inc. (a)	12,600	74,718
	Bio-Rad Laboratories, Inc. Class A (a)	3,200	241,536
	Charles River Laboratories International, Inc. (a)	11,574	390,622
	Covance, Inc. (a)	11,118	547,006
	Mettler Toledo International, Inc. (a)	5,900	455,185
	Pharmaceutical Product Development, Inc.	20,600	478,332
	Techne Corp.	6,325	403,598
	Varian, Inc. (a)	5,021	197,978

			2,788,975

Machinery - 4.8%	AGCO Corp. (a)	16,105	468,172
	Bucyrus International, Inc.	13,100	374,136
	Crane Co.	7,991	178,279
	Donaldson Co., Inc.	13,205	457,421
	Federal Signal Corp.	7,700	58,905

See Notes to Financial Statements.	9

Master Mid Cap Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Graco, Inc.	10,483	$230,836
	Harsco Corp.	13,724	388,389
	IDEX Corp.	14,160	347,911
	Joy Global, Inc.	17,862	638,031
	Kennametal, Inc.	12,800	245,504
	Lincoln Electric Holdings, Inc.	7,400	266,696
	Nordson Corp.	5,899	228,055
	Oshkosh Corp.	13,000	189,020
	Pentair, Inc.	17,154	439,485
	SPX Corp.	8,610	421,632
	Terex Corp. (a)	18,800	226,916
	Timken Co.	14,875	254,065
	Trinity Industries, Inc.	13,803	187,997
	Valmont Industries, Inc.	3,100	223,448
	Westinghouse Air Brake Technologies Corp.	8,410	270,550

			6,095,448

Marine - 0.1%	Alexander & Baldwin, Inc.	6,821	159,884

Media - 1.0%	DreamWorks Animation SKG, Inc. Class A (a)	13,000	358,670
	Harte-Hanks, Inc.	6,317	58,432
	John Wiley & Sons, Inc. Class A	7,150	237,738
	Lamar Advertising Co. Class A (a)	13,300	203,091
	Marvel Entertainment, Inc. (a)	8,500	302,515
	Scholastic Corp.	4,505	89,154

			1,249,600

Metals & Mining - 1.6%	Carpenter Technology Corp.	7,760	161,486
	Cliffs Natural Resources, Inc.	22,840	558,895
	Commercial Metals Co.	19,700	315,791
	Reliance Steel & Aluminum Co.	11,100	426,129
	Steel Dynamics, Inc.	32,700	481,671
	Worthington Industries, Inc.	10,527	134,640

			2,078,612

Multi-Utilities - 2.2%	Alliant Energy Corp.	18,913	494,197
	Black Hills Corp.	6,874	158,033
	MDU Resources Group, Inc.	32,028	607,571
	NSTAR	18,679	599,783
	OGE Energy Corp.	16,819	476,314
	PNM Resources, Inc.	15,274	163,585
	Vectren Corp.	13,726	321,600

			2,821,083

Multiline Retail - 0.7%	99 Cents Only Stores (a)	8,276	112,388
	Dollar Tree, Inc. (a)	15,713	661,517
	Saks, Inc. (a)(b)	25,471	112,837

			886,742

Office Electronics - 0.2%	Zebra Technologies Corp. Class A (a)	10,296	243,603

Oil, Gas & Consumable Fuels - 3.5%	Arch Coal, Inc.	25,210	387,478

See Notes to Financial Statements.	10

Master Mid Cap Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Bill Barrett Corp. (a)	6,580	$180,687
	Cimarex Energy Co.	14,600	413,764
	Comstock Resources, Inc. (a)	8,100	267,705
	Encore Acquisition Co. (a)	9,220	284,437
	Forest Oil Corp. (a)	19,507	291,044
	Frontier Oil Corp.	18,300	239,913
	Mariner Energy, Inc. (a)	17,600	206,800
	Newfield Exploration Co. (a)	23,115	755,167
	Overseas Shipholding Group, Inc.	4,174	142,083
	Patriot Coal Corp. (a)(b)	13,100	83,578
	Plains Exploration & Production Co. (a)	21,267	581,865
	Quicksilver Resources, Inc. (a)	19,800	183,942
	Southern Union Co.	21,700	399,063

			4,417,526

Paper & Forest Products - 0.0%	Louisiana-Pacific Corp. (a)	15,910	54,412

Personal Products - 0.5%	Alberto-Culver Co.	14,900	378,907
	NBTY, Inc. (a)	9,600	269,952

			648,859

Pharmaceuticals - 1.3%	Endo Pharmaceuticals Holdings, Inc. (a)	20,480	367,002
	Medicis Pharmaceutical Corp. Class A	10,000	163,200
	Perrigo Co.	13,583	377,336
	Sepracor, Inc. (a)	19,070	330,292
	Valeant Pharmaceuticals International (a)(b)	14,373	369,674

			1,607,504

Professional Services - 1.4%	Corporate Executive Board Co.	6,025	125,079
	FTI Consulting, Inc. (a)	9,000	456,480
	Kelly Services, Inc. Class A	4,281	46,877
	Korn/Ferry International (a)	7,839	83,407
	MPS Group, Inc. (a)	15,388	117,564
	Manpower, Inc.	13,698	579,973
	Navigant Consulting, Inc. (a)	8,430	108,916
	Watson Wyatt Worldwide, Inc.	7,500	281,475

			1,799,771

Real Estate Investment Trusts (REITs) - 5.8%	AMB Property Corp.	25,596	481,461
	Alexandria Real Estate Equities, Inc. (b)	6,850	245,162
	BRE Properties	9,000	213,840
	Camden Property Trust	11,200	309,120
	Corporate Office Properties Trust	10,100	296,233
	Cousins Properties, Inc. (b)	7,911	67,244
	Duke Realty Corp.	39,110	342,995
	Equity One, Inc. (b)	5,960	79,030
	Essex Property Trust, Inc.	4,800	298,704
	Federal Realty Investment Trust (c)	10,300	530,656
	Highwoods Properties, Inc.	12,464	278,820
	Hospitality Properties Trust	19,510	231,974

See Notes to Financial Statements.	11

Master Mid Cap Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Liberty Property Trust	18,498	$426,194
	The Macerich Co. (b)	13,842	243,763
	Mack-Cali Realty Corp.	13,665	311,562
	Nationwide Health Properties, Inc.	17,930	461,518
	Omega Healthcare Investors, Inc.	14,500	225,040
	Potlatch Corp.	6,963	169,131
	Rayonier, Inc.	13,816	502,212
	Realty Income Corp. (b)	18,300	401,136
	Regency Centers Corp.	14,025	489,613
	SL Green Realty Corp.	13,400	307,396
	UDR, Inc.	26,343	272,123
	Weingarten Realty Investors	18,675	270,974

			7,455,901

Real Estate Management & Development - 0.2%	Jones Lang LaSalle, Inc.	7,220	236,311

Road & Rail - 1.1%	Con-way, Inc.	8,095	285,834
	J.B. Hunt Transport Services, Inc.	14,296	436,457
	Kansas City Southern (a)	16,000	257,760
	Landstar System, Inc.	9,000	323,190
	Werner Enterprises, Inc.	7,533	136,498

			1,439,739

Semiconductors & Semiconductor Equipment - 2.2%	Atmel Corp. (a)	78,970	294,558
	Cree, Inc. (a)	15,543	456,809
	Fairchild Semiconductor International, Inc. (a)	21,707	151,732
	Integrated Device Technology, Inc. (a)	29,120	175,885
	International Rectifier Corp. (a)	12,624	186,961
	Intersil Corp. Class A	21,463	269,790
	Lam Research Corp. (a)	22,109	574,834
	RF Micro Devices, Inc. (a)	46,671	175,483
	Semtech Corp. (a)	10,707	170,348
	Silicon Laboratories, Inc. (a)	7,864	298,360

			2,754,760

Software - 3.0%	ACI Worldwide, Inc. (a)	5,821	81,261
	Advent Software, Inc. (a)	2,600	85,254
	Ansys, Inc. (a)	15,200	473,632
	Cadence Design Systems, Inc. (a)	46,229	272,751
	Factset Research Systems, Inc. (b)	7,300	364,051
	Fair Isaac Corp.	8,626	133,358
	Jack Henry & Associates, Inc.	14,717	305,378
	Macrovision Solutions Corp. (a)	14,302	311,927
	Mentor Graphics Corp. (a)	15,343	83,926
	Micros Systems, Inc. (a)	14,100	357,012
	Parametric Technology Corp. (a)	20,300	237,307
	Sybase, Inc. (a)	14,512	454,806
	Synopsys, Inc. (a)	25,169	491,047

See Notes to Financial Statements.	12

Master Mid Cap Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Wind River Systems, Inc. (a)	11,383	$130,449

			3,782,159

Specialty Retail - 5.0%	Aaron’s, Inc. (b)	9,400	280,308
	Advance Auto Parts, Inc.	16,575	687,697
	Aéropostale, Inc. (a)	11,750	402,672
	American Eagle Outfitters, Inc.	36,027	510,503
	AnnTaylor Stores Corp. (a)	10,400	82,992
	Barnes & Noble, Inc.	6,476	133,600
	CarMax, Inc. (a)(b)(c)	38,522	566,273
	Chico’s FAS, Inc. (a)	30,984	301,474
	Coldwater Creek, Inc. (a)	8,500	51,510
	Collective Brands, Inc. (a)	11,245	163,840
	Dick’s Sporting Goods, Inc. (a)	14,940	256,968
	Foot Locker, Inc.	27,125	283,999
	Guess?, Inc.	10,300	265,534
	J. Crew Group, Inc. (a)	9,100	245,882
	PetSmart, Inc.	22,041	473,000
	Rent-A-Center, Inc. (a)	11,582	206,507
	Ross Stores, Inc.	22,081	852,327
	Urban Outfitters, Inc. (a)	19,975	416,878
	Williams-Sonoma, Inc. (b)	15,169	180,056

			6,362,020

Textiles, Apparel & Luxury Goods - 0.9%	Fossil, Inc. (a)	7,800	187,824
	Hanesbrands, Inc. (a)	16,100	241,661
	Phillips-Van Heusen Corp.	8,970	257,349
	Timberland Co. Class A (a)	7,586	100,666
	Under Armour, Inc. Class A (a)(b)	6,400	143,232
	The Warnaco Group, Inc. (a)	8,010	259,524

			1,190,256

Thrifts & Mortgage Finance - 1.2%	Astoria Financial Corp.	14,329	122,943
	First Niagara Financial Group, Inc.	26,200	299,204
	New York Community Bancorp, Inc. (b)	60,288	644,479
	NewAlliance Bancshares, Inc.	18,800	216,200
	Washington Federal, Inc.	15,413	200,369

			1,483,195

Tobacco - 0.1%	Universal Corp.	4,452	147,406

Trading Companies & Distributors - 0.4%	GATX Corp.	8,295	213,347
	MSC Industrial Direct Co. Class A	7,900	280,292
	United Rentals, Inc. (a)	10,762	69,845

			563,484

Water Utilities - 0.3%	Aqua America, Inc.	23,701	424,248

See Notes to Financial Statements.	13

Master Mid Cap Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Wireless Telecommunication Services - 0.5%	Syniverse Holdings, Inc. (a)	8,600	$137,858
	Telephone & Data Systems, Inc.	14,658	414,821
	Telephone & Data Systems, Inc. (Special Shares)	2,483	64,458

			617,137

	Total Long Term Investments (Cost - $140,983,348) - 97.5%		124,658,117

	Short-Term Securities

	BlackRock Liquidity Funds, TempCash, 0.49% (d)(e)	6,096,340	6,096,340

		Beneficial Interest (000)

	BlackRock Liquidity Series, LLC Money Market Series, 0.55% (d)(e)(f)	$5,917	5,916,826

	Total Short-Term Securities (Cost - $12,013,166) - 9.4%		12,013,166

	Total Investments (Cost - $152,996,514*) - 106.9%		136,671,283
	Liabilities in Excess of Other Assets - (6.9)%		(8,802,516)

	Net Assets - 100.0%		$127,868,767

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$154,918,339

Gross unrealized appreciation	$10,170,498
Gross unrealized depreciation	(28,417,554)

Net unrealized depreciation	$(18,247,056)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(d)	Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempCash	6,096,340	$17,154
BlackRock Liquidity Series, LLC Cash Sweep Series	$(6,375,702)	$8,330
BlackRock Liquidity Series, LLC Money Market Series	$2,050,376	$46,204

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash proceeds from securities loans.

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

See Notes to Financial Statements.	14

Master Mid Cap Index Series

Schedule of Investments June 30, 2009 (Unaudited)

•	Financial futures contracts purchased as of June 30, 2009 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Depreciation

54	S&P 400 MidCap Index	September 2009	$3,190,978	$(76,798)

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Series’ investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 -Long-Term Investments[1]	$130,754,457
Level 2 -Short-Term Securities	5,916,826
Level 3	—

Total	$136,671,283

[1] See above Schedule of Investments for values in each industry.

Valuation Inputs	Other Financial Instruments[2]

Liabilities

Level 1	$(76,798)
Level 2	—
Level 3	—

Total	$(76,798)

2 Other financial instruments are financial futures contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.	15

Master Mid Cap Index Series

STATEMENT OF ASSETS AND LIABILITIES

	June 30, 2009 (Unaudited)

Assets:	Investments at value - unaffiliated (including securities loaned of $5,737,593) (cost - $140,983,348)	$124,658,117
	Investments at value - affiliated (cost - $12,013,166)	12,013,166
	Investments sold receivable	1,834,363
	Dividends receivable	128,390
	Securities lending income receivable - affiliated	13,081
	Prepaid expenses	3,260

	Total assets	138,650,377

Liabilities:	Collateral at value - securities loaned	5,916,826
	Withdrawals payable to investors	3,948,315
	Investments purchased payable	889,894
	Margin variation payable	21,951
	Other affiliates payable	516
	Investment advisory fees payable	236
	Officer’s and Directors’ fees payable	11
	Other accrued expenses payable	3,549
	Other liabilities	312

	Total liabilities	10,781,610

Net Assets:	Net Assets	$127,868,767

Net Assets Consist of:	Investors’ capital	$144,270,796
	Net unrealized appreciation/depreciation	(16,402,029)

	Net Assets	$127,868,767

	See Notes to Financial Statements.

Master Mid Cap Index Series

STATEMENT OF OPERATIONS

	Six Months Ended June 30, 2009 (Unaudited)

Investment Income:	Dividends	$742,846
	Income - affiliated	25,484
	Securities lending - affiliated	46,204

	Total income	814,534

Expenses:	Professional	24,574
	Accounting services	20,626
	Officer and Directors	8,282
	Custodian	5,744
	Investment advisory	5,594
	Registration	4,944
	Printing	2,565
	Miscellaneous	3,695

	Total expenses	76,024
	Less fees waived by advisor	(1,944)

	Total expenses after fees waived	74,080

	Net investment income	740,454

Realized and Unrealized Gain (Loss):	Net realized gain (loss) from:
	Investments	(664,918)
	Financial futures contracts	532,072

		(132,846)

	Net change in unrealized appreciation/depreciation on:
	Investments	11,105,035
	Financial futures contracts	(558,866)

		10,546,169

	Total realized and unrealized gain	10,413,323

	Net Increase in Net Assets Resulting from Operations	$11,153,777

	See Notes to Financial Statements.

Master Mid Cap Index Series
STATEMENTS OF CHANGES IN NET ASSETS

	Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

Operations:	Net investment income	$740,454	$2,436,144
	Net realized loss	(132,846)	(2,466,423)
	Net change in unrealized appreciation/depreciation	10,546,169	(54,557,283)

	Net increase (decrease) in net assets resulting from operations	11,153,777	(54,587,562)

Capital Transactions:	Proceeds from contributions	31,750,925	95,651,193
	Fair value of withdrawals	(19,645,282)	(104,200,732)

	Net increase (decrease) in net assets derived from capital transactions	12,105,643	(8,549,539)

Net Assets:	Total increase (decrease) in net assets	23,259,420	(63,137,101)
	Beginning of period	104,609,347	167,746,448

	End of period	$127,868,767	$104,609,347

	See Notes to Financial Statements.

Master Mid Cap Index Series

FINANCIAL HIGHLIGHTS

		Six Months Ended June 30, 2009 (Unaudited)
			Year Ended December 31,

			2008	2007	2006	2005	2004

Total Investment Return:	Total investment return	8.36%[1]	(36.25)%	7.98%	10.30%	12.56%	16.41%

Ratios to Average Net Assets:	Total expenses	0.14%[2]	0.14%	0.10%	0.09%	0.08%	0.09%

	Total expenses after fees waived	0.13%[2]	0.14%	0.10%	0.09%	0.08%	0.09%

	Net investment income	1.32%[2]	1.70%	1.49%	1.61%	1.50%	1.12%

Supplemental Data:	Net assets, end of period (000)	$127,869	$104,609	$167,746	$120,365	$150,533	$179,289

	Portfolio turnover	7%	33%	23%	28%	23%	17%

[1]	Aggregate total investment return.

[2]	Annualized.

See Notes to Financial Statements.

Master Mid Cap Index Series
Notes to Financial Statements

1. Organization and Significant Accounting Policies:

Master Mid Cap Index Series (the “Series”), a non-diversified, management investment company, is a series of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors (the “Board”) to issue non-transferable interests, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Short-term securities with maturities less than 60 days may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value each business day. The Series values its investments in Cash Sweep Series and Money Market Series, each a series of BlackRock Liquidity Series, LLC, at fair value, which is ordinarily based upon its pro rata ownership in the net assets of the underlying fund.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Series segregates assets in connection with certain investments (e.g., financial futures contracts), the Series will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Series may also be required to deliver or deposit securities as collateral for certain investments (e.g., financial futures contracts). As part of these agreements, when the value of these investments achieves a previously agreed upon value (minimum transfer amount), the Series may be required to deliver and/or receive additional collateral.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income is recognized on the accrual basis.

Securities Lending: The Series may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. The Series typically receives the income on the loaned securities, but does not receive the income on the collateral. The Series may invest the cash collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. The Series may receive a flat fee for its loans. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Series may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities.

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series’ assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ US federal tax returns remains open for the four years ended December 31, 2008. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In June 2009, Statement of Financial Accounting Standards No. 166, “Accounting for Transfers of Financial Assets -an amendment of FASB Statement No. 140” (“FAS 166”), was issued. FAS 166 is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. FAS 166 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of FAS 166 must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of FAS 166 should be applied to transfers that occurred both before and after the effective date of FAS 166. The impact of FAS 166 on the Series’ financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods.

2. Derivative Financial Instruments

The Series may engage in various portfolio investment strategies both to increase the return of the Series and to economically hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract. The Series may mitigate these losses through master netting agreements included within an International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreement between the Series and its counterparty. The ISDA allows the Series to offset with its counterparty the Series’ derivative financial instruments’ payables and/or receivables with collateral held. See Note 1 “Segregation and Collateralization” for additional information with respect to collateral practices.

The Series is subject to equity risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.

Financial Futures Contracts: The Series may purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying assets. Financial futures transactions involve minimal counterparty risk since financial futures contracts are guaranteed against default by the exchange on which they trade.

Derivatives Not Accounted for as Hedging Instruments under Financial Accounting Standards Board Statement of Financial Accounting Standards No. 133, “Accounting for Derivative Instruments and Hedging Activities.”

Values of Derivative Instruments as of June 30, 2009*

	Liability Derivatives

	Balance Sheet Location	Value

	Net unrealized
Equity contracts* *	appreciation/depreciation	$76,798

*For open derivatives as of June 30,2009, see the Schedule of Investments, which is also indicative of activity for the six months ended June 30, 2009.

**Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations Six Months Ended June 30, 2009

Net Realized Gain From Derivatives Recognized in Income

Financial Futures Contracts

Equity contracts	$532,072

Net Change in Unrealized Depreciation on Derivatives Recognized in Income

Financial Futures Contracts

Equity contracts	$(558,866)

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes but BAC is not.

The Master LLC, on behalf of the Series, has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the average daily value of the Series’ net assets.

The Manager has entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager, under which the Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Series to the Manager.

For the six months ended June 30, 2009, the Series reimbursed the Manager $971 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Master LLC, on behalf of the Series, has received an exemptive order from the SEC permitting it to, among other things, pay an affiliated securities lending agent fee based on a share of the revenue derived from the securities lending activities. The Master LLC has retained BIM as the securities lending agent for a fee based on a share of the income from investment of cash collateral. BIM may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The share of income earned by the Series on such investments is shown as securities lending-affiliated on the Statement of Operations. For the six months ended June 30, 2009, BIM received $11,432 in securities lending agent fees.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates. The Series reimburses the Manager for compensation paid to the Series’ Chief Compliance Officer.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2009 were $26,224,342 and $7,214,925, respectively.

5. Short-Term Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expires in November 2009. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series’ current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Series paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount based on its net assets. The Series pays a commitment fee of 0.08% per annum based on the Series’ pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) in effect from time to time. The Series did not borrow under the credit agreement during the six months ended June 30, 2009.

6. Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Series may be exposed to counterparty risk, or the risk that an entity with which the Series has unsettled or open transactions may default. Financial assets, which potentially expose the Series to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Series’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Series’ Statement of Assets and Liabilities.

The Series invests a significant portion of its assets in securities in the financials sector. Please see the Schedule of Investments for these securities. Changes in economic conditions affecting the financials sector would have a greater impact on the Series, and could affect the value, income and/or liquidity of positions in such securities.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through August 25, 2009, the date the financial statements were issued, and has determined there were no subsequent events requiring adjustment or disclosure in the financial statements.

Officers and Directors

Ronald W. Forbes, Co-Chairman of the Board and Director
Rodney D. Johnson, Co-Chairman of the Board and Director
David O. Beim, Director
Richard S. Davis, Director
Henry Gabbay, Director
Dr. Matina Horner, Director
Herbert I. London, Director
Cynthia A. Montgomery, Director
Joseph P. Platt, Jr., Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Chairman of the Audit Committee and Director
Frederick W. Winter, Director
Donald C. Burke, Master LLC President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer
Howard B. Surloff, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Custodian
JPMorgan Chase Bank
Brooklyn, NY 11245

Accounting Agent
State Street Bank and
Trust Company
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Independent Registered Public
Accounting Firm
Deliotte & Touche LLP
Princeton, NJ 08540

Effective July 31, 2009, Donald C. Burke, President and Chief Executive Officer of the Quantitative Master Series LLC (the “Master LLC”) retired. The Master LLC’s Board of Directors wishes Mr. Burke well in his retirement.

Effective August 1, 2009, Anne F. Ackerley became President and Chief Executive Officer of the Master LLC; and Jeffrey Holland and Brian Schmidt became Vice Presidents of the Master LLC.

Additional Information

Availability of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Series’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

Availability of Proxy Voting

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series’ portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com; and (2) on the SEC’s website at http://www.sec.gov.

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Mid Cap Index Series of Quantitative Master Series LLC

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
Master Mid Cap Index Series of Quantitative Master Series LLC

Date: August 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
Master Mid Cap Index Series of Quantitative Master Series LLC

Date: August 21, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Master Mid Cap Index Series of Quantitative Master Series LLC

Date: August 21, 2009